Feb. 28, 2018

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R6 Shares,

Class R Shares and Class T Shares of the

Goldman Sachs Rising Dividend Growth Fund

(the “Fund”)

Supplement dated February 28, 2018 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018

At a meeting held on December 13, 2017, the Board of Trustees (the “Board”) of the Goldman Sachs Trust approved (i) changes to the investment management responsibilities for the Fund and (ii) an Amended and Restated Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. (“GSAM”) and Dividend Assets Capital, LLC (“DAC”). Effective at the close of business on March 30, 2018, GSAM’s Quantitative Investment Strategies team will manage the Fund’s dividend-paying investments using a systematic, rules-based approach, while DAC will continue to manage the Fund’s investments in master limited partnerships.

The above referenced Prospectus, Summary Prospectus and SAI reflect the changes approved by the Board at the December 13, 2017 meeting. Until the close of business on March 30, 2018, those changes are hereby replaced with the disclosure described below.

After the close of business on March 30, 2018, this supplement shall no longer apply.

The following replaces in its entirety the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Strategy” section in the Prospectus and “Principal Strategy” section in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments of dividend-paying U.S. and foreign companies with market capitalizations of at least $500 million.

The equity investments in which the Fund invests may include common and preferred stocks as well as real estate investment trusts (“REITs”). The Fund generally invests only in common and preferred stocks of companies (including REITs) that have paid dividends for at least 10 consecutive years at an increasing rate that has averaged at least approximately 10% per year over a 10-year trailing period. For purposes of this determination, special dividends are disregarded. Once a company’s stock is purchased by the Fund, if the company’s dividend growth rate declines below an average of approximately 10% per year over a 10-year trailing period, or the company fails to increase its dividend each year, the position will generally be sold from the portfolio at such time as the portfolio managers determine appropriate.

The Fund’s equity investments may also include master limited partnerships (“MLPs”) and other investment companies (including mutual funds and exchange-traded funds (“ETFs”)), and the Fund may purchase and continue to hold MLPs and investment companies irrespective of their dividend-paying history or activity. The Fund will limit its investment in MLPs to no more than 20% of its Net Assets, at the time of purchase. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. The Fund may invest up to 20% of its total assets in fixed income securities without regard to credit rating or maturity, including non-investment grade fixed income securities (i.e., junk bonds).

Current income created by rising common stock dividends is an important consideration in selecting the Fund’s investments.

The Fund’s benchmark is the S&P 500® Index.

In the “Goldman Sachs Rising Dividend Growth Fund—Summary—Principal Risks of the Fund” section in the Prospectus and “Principal Risks of the Fund” section in the Summary Prospectus, (i) “Investment Style Risk” is replaced in its entirety; and (ii) “Management Risk” is removed:

Investment Style Risk. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund’s emphasis on companies with rising dividend payments could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay high dividends, as a group, can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Additionally, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend.